NON-CONTROLLING INTERESTS (Details - Summary) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	$ 8,129	$ 6,298	$ 5,589	$ 2,587
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	12,015	9,815
Participating Non-controlling Interests Operating Subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	8,129	6,298
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	66	58
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	3,252	2,843
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	$ 568	$ 616